UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE QUARTER ENDED:  DECEMBER 31, 1999

CHECK HERE IF AMENDMENT (x  ):  AMENDMENT NUMBER:1
THIS AMENDMENT (CHECK ONLY ONE):  ( x ) IS A RESTATEMENT.
                                  (  ) ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:  LODESTAR INVESTMENT COUNSEL, INC.
ADDRESS:  208 SOUTH LA SALLE STREET
          CHICAGO, ILLINOIS 60604

13F FILE NUMBER:  28-7076

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT:

NAME:  WILLIAM A. GOLDSTEIN
TITLE: PRESIDENT

PHONE:  312-630-9666

    WILLIAM A. GOLDSTEIN, CHICAGO, ILLINOIS, JANUARY 25, 2000

REPORT TYPE:
(X)  13F HOLDINGS REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:  0
FORM 13F INFORMATION TABLE ENTRY TOTAL:  102
FORM 13F INFORMATION TABLE VALUE TOTAL:  $180,937

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA                          COM              022249106      332     4000 SH       SOLE                                       4000
Abbott Laboratories            COM              002824100     1142    31437 SH       SOLE                                      31437
Aetna Inc                      COM              008117103      564    10100 SH       SOLE                                      10100
Albertson's Inc                COM              013104104     2351    72900 SH       SOLE                                      72900
Allstate Corporation           COM              020002101     2910   120948 SH       SOLE                                     120948
American Express               COM              025816109     4181    25149 SH       SOLE                                      25149
American Home Products         COM              026609107     2488    63380 SH       SOLE                                      63380
American Telephone and Telegra COM              001957109     1968    38722 SH       SOLE                                      38722
Amli Residential Properties    COM              001735109     2210   109465 SH       SOLE                                     109465
Atlantic Richfield             COM              048825103      320     3700 SH       SOLE                                       3700
Automatic Data Processing      COM              053015103      474     8800 SH       SOLE                                       8800
BP Amoco PLC                   COM              055622104     6219   104848 SH       SOLE                                     104848
Bank One                       COM              06423A103     1682    52567 SH       SOLE                                      52567
Bell Atlantic                  COM              077853109      223     3624 SH       SOLE                                       3624
Boeing Co                      COM              097023105     4241   102350 SH       SOLE                                     102350
Bristol Myers Squibb           COM              110122108     1598    24900 SH       SOLE                                      24900
CBS Corporation                COM              12490K107     7652   119683 SH       SOLE                                     119283
Cedar Fair L.P. Dep. Rcts.     COM              150185106      378    19500 SH       SOLE                                      19500
Chubb Corporation              COM              171232101     2086    37050 SH       SOLE                                      37050
Citigroup                      COM              172967101      330     5917 SH       SOLE                                       5917
Coca Cola                      COM              191216100     1014    17400 SH       SOLE                                      17400
Colgate Palmolive Company      COM              194162103      260     4000 SH       SOLE                                       4000
Cox Communications Cl A        COM              224044107      229     4450 SH       SOLE                                       4450
Crown Cork & Seal Inc.         COM              228255105     1997    89250 SH       SOLE                                      89000
Dean Foods                     COM              242361103     3961    99650 SH       SOLE                                      99400
Diagnostic Products            COM              252450101      260    10600 SH       SOLE                                      10600
Dow Chemical                   COM              260543103      401     3000 SH       SOLE                                       3000
DuPont                         COM              263534109     2244    34070 SH       SOLE                                      34070
Dun & Bradstreet               COM              26483B106      272     9206 SH       SOLE                                       9206
Eli Lilly & Company            COM              532457108      798    12000 SH       SOLE                                      12000
Emerson Electric               COM              291011104      820    14300 SH       SOLE                                      14300
Exxon Mobil Corp               COM              30231g102     3738    46402 SH       SOLE                                      46402
Fannie Mae                     COM              313586109      207     3309 SH       SOLE                                       3309
Federated Department Stores In COM              31410H101     2337    46212 SH       SOLE                                      46212
First Data Corp                COM              319963104      888    18000 SH       SOLE                                      18000
First Health Group Corp.       COM              320960107      511    19000 SH       SOLE                                      19000
General Electric               COM              369604103     8835    57092 SH       SOLE                                      57092
H&R Block                      COM              093671105      402     9200 SH       SOLE                                       9200
Hartmarx Corporation           COM              417119104      520   128100 SH       SOLE                                     128100
Hershey Foods                  COM              427866108      266     5615 SH       SOLE                                       5615
Hewlett-Packard                COM              428236103     4823    42401 SH       SOLE                                      42401
Hillenbrand Industries         COM              431573104     1763    55650 SH       SOLE                                      55650
Home Depot                     COM              437076102      701    10200 SH       SOLE                                      10200
IDEX Corp                      COM              45167R104      296     9750 SH       SOLE                                       9750
IMS Health Inc                 COM              449934108      555    20412 SH       SOLE                                      20412
Illinois Tool Works Inc        COM              452308109      365     5400 SH       SOLE                                       5400
Intel                          COM              458140100     7593    92240 SH       SOLE                                      92240
International Business Machine COM              459200101      408     3782 SH       SOLE                                       3782
Johnson & Johnson              COM              478160104     5102    54712 SH       SOLE                                      54712
Kimberly Clark Corp            COM              494368103     2285    34920 SH       SOLE                                      34920
Koninklijke Philips Electronic COM              500472204     4006    29672 SH       SOLE                                      29534
Lucent Technologies            COM              549463107     1426    19016 SH       SOLE                                      19016
MCI Worldcom                   COM              55268B106     1453    27381 SH       SOLE                                      27381
Merck & Co.                    COM              589331107     6496    96692 SH       SOLE                                      96692
Minnesota Mining and Manufactu COM              604059105      881     9003 SH       SOLE                                       9003
Monsanto Co                    COM              611662107      551    15548 SH       SOLE                                      15548
Morgan Stanley Dean Witter     COM              617446448      361     2529 SH       SOLE                                       2529
Motorola                       COM              620076109    10797    73323 SH       SOLE                                      73123
NBC Internet                   COM              62873d105      248     3208 SH       SOLE                                       3208
Nestle S.A. Registered Voting  COM              641069406     7198    79000 SH       SOLE                                      78900
New Plan Excel Realty Trust    COM              648053106      304    19200 SH       SOLE                                      19200
Newell Rubbermaid, Inc.        COM              651229106     2001    68990 SH       SOLE                                      68596
Newhall Land & Farming Co Dep  COM              651426108      224     8300 SH       SOLE                                       8300
Nordstrom Inc.                 COM              655664100     2773   105400 SH       SOLE                                     105400
Northern Trust Co.             COM              665859104      447     8427 SH       SOLE                                       8427
Oracle Corp.                   COM              68389X105      207     1850 SH       SOLE                                       1850
Pepsico                        COM              713448108      846    24000 SH       SOLE                                      24000
Pfizer                         COM              717081103     1119    34500 SH       SOLE                                      34500
Procter & Gamble               COM              742718109     2095    19117 SH       SOLE                                      19117
Provident Financial Group      COM              743866105      303     8437 SH       SOLE                                       8437
Reader's Digest Association In COM              755267101     4589   156900 SH       SOLE                                     156400
Royal Dutch Petroleum          COM              780257804     3682    60791 SH       SOLE                                      60591
SBC Communications             COM              78387G103     2926    60017 SH       SOLE                                      60017
Sara Lee                       COM              803111103      302    13700 SH       SOLE                                      13700
Schering-Plough                COM              806605101     1525    36000 SH       SOLE                                      36000
Schlumberger Ltd.              COM              806857108     1752    31215 SH       SOLE                                      31215
Simon Property Group, Inc      COM              828806109      473    20608 SH       SOLE                                      20608
Texas Utilities                COM              882848104      869    24439 SH       SOLE                                      24439
The Tribune Company            COM              896047107     4702    85400 SH       SOLE                                      85400
Tiffany & Co. New              COM              886547108     5221    58500 SH       SOLE                                      58500
Time Warner                    COM              887315109     1335    18460 SH       SOLE                                      18460
Transocean Sedco Forex         COM              g90078109      204     6043 SH       SOLE                                       6043
Vodafone AirTouch              COM              92857T107     3000    60600 SH       SOLE                                      60600
W.W. Grainger                  COM              384802104      203     4250 SH       SOLE                                       4250
WD-40 Company                  COM              929236107     1212    54800 SH       SOLE                                      54800
Wal-Mart Stores Inc            COM              931142103     1230    17800 SH       SOLE                                      17800
Walgreen Co                    COM              931422109     2001    68402 SH       SOLE                                      68402
Warner Lambert                 COM              934488107      341     4165 SH       SOLE                                       4165
Waste Management               COM              94106L109     1008    58645 SH       SOLE                                      58283
William Wrigley Co.            COM              982526105      257     3100 SH       SOLE                                       3100
Acorn Fund Inc.                FUND             004851101      332 17916.503SH       SOLE                                  17916.503
Fundamental Investors Inc.     FUND             360802102      485 14867.415SH       SOLE                                  14867.415
Investment Company of America  FUND             461308108      226 6977.115 SH       SOLE                                   6977.115
Nicholas II                    FUND             653740100      947 26335.968SH       SOLE                                  26335.968
Skyline Special Equities Fund  FUND             830833208      569 35755.345SH       SOLE                                  35755.345
UIT Equity Inv Fund #10        FUND             294711254       15 16090.000SH       SOLE                                  16090.000
UIT Equity Inv Trust #10 Ser A FUND             294711270       49 48424.000SH       SOLE                                  48424.000
Vanguard Group Wellington Fund FUND             949527105      290 10376.216SH       SOLE                                  10376.216
Washington Mutual Inv Fd       FUND             939330106      422 14262.232SH       SOLE                                  14262.232
Boston Chicken, Inc.           CNV              100578AA1        1   120000 PRN      SOLE                                     120000
Vanguard Airlines NEW                           92201B208       66    20020 SH       SOLE                                      20020